UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                             FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2012

Check here if amendment [ ]; Amendment Number:
This Amendment (check only one):              [ ] is a restatement.
                                              [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name       NS Advisors, LLC
Address    274 Riverside Avenue, Westport, CT 06880



Form 13F File Number:    028-13819

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name    Andrew R. Jones
Title   Managing Member
Phone   203-227-9898

Signature, Place, and Date of Signing:

 /s/ Andrew R. Jones        Westport, CT        November 14, 2012
---------------------       -------------       ------------------
[Signature]                 [City, State]       [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                                 FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           0
Form 13F Information Table Entry Total:      21
Form 13F Information Table Value Total:      127,036   (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                              FORM 13F INFORMATION TABLE

             COL 1                 COL 2          COL 3     COL 4          COL 5       COL 6    COL 7                COL 8
                                                              US $    SHARES
                                                             VALUE        OR SH/ PUT/ INVSTMT   OTHER          VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)   PRN AMT PRN CALL DSCRETN  MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- --------- --- ---- ------- ---------- --------- -------- --------
Aaron's Inc                    COM              2535300       9709    349121 SH       SOLE                  349121 0        0
ACI Worldwide                  COM              4498101       7689    181939 SH       SOLE                  181939 0        0
AFC Enterprises                COM              00104Q107    11933    485096 SH       SOLE                  485096 0        0
Blucora, Inc.                  COM              95229100      9369    526069 SH       SOLE                  526069 0        0
Bridgepoint Education          COM              10807M105     3976    391739 SH       SOLE                  391739 0        0
Consolidated Water             COM              G23773107     1298    156946 SH       SOLE                  156946 0        0
Corinthian Colleges            COM              218868107      433    181067 SH       SOLE                  181067 0        0
First Cash Fin Services        COM              31942D107     1833     39844 SH       SOLE                   39844 0        0
FNB United Corp.               COM              302519202     6933    583622 SH       SOLE                  583622 0        0
Frisch's Restaurants           COM              358748101     2942    148208 SH       SOLE                  148208 0        0
Geo Group Inc                  COM              36159R103     6299    227650 SH       SOLE                  227650 0        0
Getty Realty                   COM              374297109     5460    304170 SH       SOLE                  304170 0        0
H&R Block Inc.                 COM              93671105     11635    671388 SH       SOLE                  671388 0        0
Holloway Lodging               COM              435702105     2662    683600 SH       SOLE                  683600 0        0
Imperial Holdings              COM              452834104     3303    968711 SH       SOLE                  968711 0        0
NBH Holdings                   COM              62875T108     3386    174018 SH       SOLE                  174018 0        0
Rent-A-Center Inc.             COM              76009N100     7219    206033 SH       SOLE                  206033 0        0
Sabra Health Care              COM              78573L106    13147    657006 SH       SOLE                  657006 0        0
State Bank Fin Corp            COM              856190103     4205    255020 SH       SOLE                  255020 0        0
Unitek Global Services         COM              91324T302     4900   1139588 SH       SOLE                 1139588 0        0
Valassis Communications        COM              918866104     8703    352500 SH       SOLE                  352500 0        0